Receivables and Other Current Assets - Billed and Unbilled Trade Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	€ 9,680	€ 8,926
Impairment	(2,891)	(2,531)
Unbilled receivables
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	2,495	2,316
Impairment	(9)	(16)
Amount not overdue invoiced
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	3,011	2,976
Impairment	(154)	(114)
Less than 90 days
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	1,024	893
Impairment	(160)	(141)
Between 90 and 180 days
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	347	333
Impairment	(150)	(125)
Between 180 and 360 days
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	534	416
Impairment	(381)	(306)
More than 360 days
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	2,269	1,992
Impairment	€ (2,037)	€ (1,829)